Activity Related to Liability for Special Charges (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Special Charges [Line Items]
Beginning Balance	$ 4,758	$ 4,682
Additions	24,550	10,370
Payments	(13,560)	(10,034)
Foreign currency translation adjustment and other	(535)	(260)
Ending Balance	15,213	4,758
Employee Termination Costs
Special Charges [Line Items]
Beginning Balance	4,758	1,920
Additions	14,276	10,370
Payments	(11,803)	(7,388)
Foreign currency translation adjustment and other	(535)	(144)
Ending Balance	6,696	4,758
Lease Termination Costs
Special Charges [Line Items]
Beginning Balance		2,762
Additions	10,274
Payments	(1,757)	(2,646)
Foreign currency translation adjustment and other		(116)
Ending Balance	$ 8,517